MANDATORILY REDEEMABLE COMMON SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Apr. 30, 2014	Jan. 31, 2014	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2011
Schedule of Capitalization, Equity [Line Items]
Number of shareholders issued common stock prior to the IPO										2
Redeemable stock outstanding									2,423,616
Par value (in dollars per share)								$ 0	$ 0
Common shares, issued shares							51,457,023
Common shares, outstanding shares							51,457,023
Forgiveness of note receivable	$ 196
Issuance of notes payable associated with stock and stock option redemptions	28,249
Shareholder Executive Vice President Member
Schedule of Capitalization, Equity [Line Items]
Redemption price		20,978
Forgiveness of note receivable		196
Issuance of notes payable associated with stock and stock option redemptions		18,717
Cash paid for redeemable shares		2,065
Shareholder Executive Vice President And Director Member
Schedule of Capitalization, Equity [Line Items]
Redemption price			8,415
Issuance of notes payable associated with stock and stock option redemptions			7,629
Cash paid for redeemable shares			786
Class A Voting Common Stock
Schedule of Capitalization, Equity [Line Items]
Par value (in dollars per share)											$ 1.00
Common shares, issued shares											1,657,500
Common shares, outstanding shares	1,657,500										1,657,500	1,657,500
Class A Voting Common Stock | Shareholder Executive Vice President Member
Schedule of Capitalization, Equity [Line Items]
Shares redeemed		276,250
Class A Voting Common Stock | Shareholder Executive Vice President And Director Member
Schedule of Capitalization, Equity [Line Items]
Common shares, issued shares									552,500
Shares redeemed			276,250
Class B Nonvoting Common Stock
Schedule of Capitalization, Equity [Line Items]
Par value (in dollars per share)											$ 1.00
Common shares, issued shares											31,492,500
Common shares, outstanding shares	31,492,500										31,492,500	31,492,500
Class B Nonvoting Common Stock | Shareholder Executive Vice President Member
Schedule of Capitalization, Equity [Line Items]
Shares redeemed		5,248,750
Class B Nonvoting Common Stock | Shareholder Executive Vice President And Director Member
Schedule of Capitalization, Equity [Line Items]
Common shares, outstanding shares									10,497,500
Shares redeemed			2,061,250
Class C Voting Common Stock
Schedule of Capitalization, Equity [Line Items]
Par value (in dollars per share)							1.00				$ 1.00
Common shares, issued shares							0				0
Common shares, outstanding shares							0				0
Common shares
Schedule of Capitalization, Equity [Line Items]
Redeemable stock outstanding											3,187,500
Par value (in dollars per share)							0		$ 0
Common shares, issued shares							51,457,023			1
Common shares, outstanding shares							51,457,023	40,448,744
Shares redeemed				425,000	195,545	143,339
Cash paid for redeemable shares					3,274	2,400
Fair value of common shares				$ 7,116